Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

16. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the co-chairman and chief executive officer, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

In 2010 and 2011, the Group had seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services.

In 2012, in line with the business growth, the Group’s CODM reviewed results of primary real estate agency services and secondary real estate brokerage services as a single business unit, instead of two separate units; and reviewed results of real estate advertising services and promotional events as a single business unit, instead of two separate units, when making decisions about allocating resources and assessing performance of the Group. The five operating segments are namely 1) real estate brokerage services; 2) real estate information and consulting services; 3) real estate online services; 4) real estate promotional events and advertising services; 5) real estate fund management services.

In addition, the real estate promotional events and advertising services and real estate fund management services did not meet the significance threshold for separate disclosure in any of the three years of 2010, 2011 and 2012, and have been combined in the other services segment for segment reporting purposes.

Prior period information has been retrospectively adjusted to conform to the current segment presentation. The Group’s CODM reviewed net revenue, cost of sales, operating expenses, income from operations and net income and did not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income were not allocated among segments and were recorded as non-allocated items.

The following tables summarize the selected revenue and expense information for each operating segment:

For the years ended December 31,

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2010	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	193,974,388	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(63,836,933)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(76,404,465)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)
Other operating income	1,937,031	1,802,676	—	341,193	—	4,080,900

Income (loss) from operations	55,670,021	38,682,361	(14,297,872)	367,267	(23,087,167)	57,334,610
Interest income	1,071,039	1,156,337	286,154	114,293	180,008	2,807,831
Other income (expense), net	104,438	557,722	(22,831)	385,759	483,181	1,508,269

Income (loss) before taxes and equity in affiliates	56,845,498	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax benefit (expense)	(9,653,196)	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	47,192,302	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	47,190,025	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2011	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	176,441,032	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(97,481,259)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(97,293,397)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill Impairment charge	—	—	(417,822,304)	—	—	(417,822,304)
Other operating income	3,222,483	2,349,105	13,937	594,835	—	6,180,360

Income (loss) from operations	(15,111,141)	9,214,191	(420,323,776)	(1,932,671)	(31,595,643)	(459,749,040)
Interest income	697,076	881,539	675,759	93,130	279,415	2,626,919
Other expense, net	(7,765)	(558,711)	(1,025,801)	(1,060,778)	(7,804,156)	(10,457,211)

Income (loss) before taxes and equity in affiliates	(14,421,830)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	6,940,664	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	(7,481,166)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	(7,464,869)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	208,284,503	54,517,612	169,755,893	29,881,360	—	462,439,368
Cost of revenues	(114,667,241)	(10,783,472)	(54,117,692)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(92,291,838)	(53,977,975)	(146,997,279)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	2,982,861	2,481,255	153,340	857,567	—	6,475,023

Income (loss) from operations	4,308,285	(7,762,580)	(31,205,738)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	425,714	624,817	257,204	55,895	242,832	1,606,462
Other income (expense), net	84,937	(59,136)	(1,979,450)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	4,818,936	(7,196,899)	(32,927,984)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	(4,589,892)	623,227	2,329,338	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	229,044	(6,573,672)	(30,598,646)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	195,874	(14,933)	(881)	195,449	—	375,509

Net income (loss)	424,918	(6,588,605)	(30,599,527)	(2,688,127)	(31,598,030)	(71,049,371)

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Customer A	58,986,246	58,044,764	55,924,621

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2011	2012
	$	$
Customer A	37,117,123	52,949,294

Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2011	2012
	$	$
Customer B	11,109,490	11,136,720
Customer C	24,000,000	26,000,000
Customer D	20,631,910	20,682,480